Summary Of Significant Accounting Policies (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2021 shares
Warrant | Osprey Technology Acquisition Corp [Member]
Antidilutive securities excluded from the computation of earnings per share	24,137,500